Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2025		Dec. 31, 2024
Assets
Property, plant and equipment owned	€ 9,574		€ 10,091
Right-of-use assets	1,433		1,510
Goodwill	40,283		43,384
Other intangible assets	20,431		22,629
Investments accounted for using the equity method	3,563		316
Other non-current assets	4,109		3,753
Non-current income tax assets	541		560
Deferred tax assets	8,008		7,967
Non-current assets	87,942		90,210
Current assets	37,017		42,588
Inventories	9,618		9,431
Accounts receivable	7,810		7,677
Other current assets	3,595		3,826
Current income tax assets	397		724
Cash and cash equivalents	15,359		7,441
Assets held for sale	238		13,489
Total assets	124,959		132,798
Equity and liabilities
Equity attributable to equity holders of Sanofi	70,008		77,507
Equity attributable to non-controlling interests	271		350
Total equity	70,279		77,857
Long-term debt	13,200		11,791
Non-current lease liabilities	1,524		1,645
Non-current liabilities related to business combinations and to non-controlling interests	564	[1]	569
Non-current provisions and other non-current liabilities	7,116		8,096
Non-current income tax liabilities	1,502		1,512
Deferred tax liabilities	1,715		2,166
Non-current liabilities	25,621		25,779
Accounts payable	7,075		7,551
Current liabilities related to business combinations and to non-controlling interests	0	[1]	72
Current provisions and other current liabilities	13,697		14,241
Current income tax liabilities	724		697
Current lease liabilities	252		261
Short-term debt and current portion of long-term debt	7,309		4,209
Current liabilities	29,059		29,162
Liabilities related to assets held for sale	2		2,131
Total equity and liabilities	€ 124,959		€ 132,798

[1]	As of January 1, 2025, this comprised a non-current portion of €569 million and a current portion of €72 million.